Cover	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2023
Entity File Number	000-56349
Entity Registrant Name	KwikClick, Inc.
Entity Central Index Key	0001884164
Entity Tax Identification Number	95-4463033
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	585 West 500 South Suite 130
Entity Address, City or Town	Bountiful
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84010
City Area Code	385
Local Phone Number	301-2792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false